Debt and Capital Lease Obligations (Telenet SPE Notes) (Details) € in Millions, $ in Millions	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)
Telenet SPE Notes [Member]
Debt Instrument [Line Items]
Debt instrument, redemption rate	100.00%	100.00%
Telenet Finance Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	6.375%	6.375%
Telenet Finance III Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	6.625%	6.625%
6.25% Telenet Finance V Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	6.25%	6.25%
6.75% Telenet Finance V Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	6.75%	6.75%
Telenet SPE [Member]
Debt Instrument [Line Items]
Percent of ownership in special purpose financing entity	100.00%	100.00%
Telenet SPE [Member] | Telenet Finance Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt	€ 500.0	$ 605.0
Stated interest rate of debt	6.375%	6.375%
Telenet SPE [Member] | Telenet Finance III Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt	€ 300.0	$ 363.0
Stated interest rate of debt	6.625%	6.625%
Telenet SPE [Member] | Telenet Finance IV Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt	€ 400.0	$ 484.0
Telenet SPE [Member] | 6.25% Telenet Finance V Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt	€ 450.0	$ 544.5
Stated interest rate of debt	6.25%	6.25%
Telenet SPE [Member] | 6.75% Telenet Finance V Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt	€ 250.0	$ 302.5
Stated interest rate of debt	6.75%	6.75%